Acquisition of businesses (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of acquisition of businesses [abstract]
Fair value of assets and liabilities arising from acquisitions
(USD millions)	H1 2021	H1 2020

Property, plant and equipment		26

Right-of-use assets		32

Currently marketed products		269

Acquired research and development	161	8 602

Deferred tax assets	12	470

Non-current financial and other assets		49

Inventories		84

Trade receivables and financial and other current assets		109

Cash and cash equivalents	6	76

Deferred tax liabilities	-31	-1 928

Current and non-current financial debts		-32

Current and non-current lease liabilities		-44

Trade payables and other liabilities	-3	-144

Net identifiable assets acquired	145	7 569

Acquired cash and cash equivalents	-6	-76

Non-controlling interests	-22

Goodwill	112	2 537

Net assets recognized as a result of acquisitions of businesses	229	10 030